Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,904,000
Previously Paid Amount	0.00
Total Fee Amount	291.50
Total Offset Amount	0.00
Net Fee	291.50
Narrative - Max Aggregate Offering Price	$ 1,904,000
Final Prospectus	true